Sprott Gold Miners ETF
Schedule of Investments	March 31, 2021 (Unaudited)

Sprott Gold Miners ETF

Schedule of Investments

As of March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.92%)
Gold Mining (98.97%)
Agnico Eagle Mines, Ltd.	137,520	$7,950,050
Alamos Gold, Inc., Class A	1,148,949	8,978,021
AngloGold Ashanti, Ltd., Sponsored ADR	67,637	1,485,985
B2Gold Corp.	1,851,537	7,970,729
Barrick Gold Corp.	1,267,800	25,150,198
Centerra Gold, Inc.	825,881	7,307,867
Coeur Mining, Inc.(a)	167,827	1,515,478
Dundee Precious Metals, Inc.	1,391,772	8,494,383
Eldorado Gold Corp.(a)	724,047	7,824,109
Endeavour Mining Corp.(b)	68,990	1,390,560
Equinox Gold Corp.(a)	154,924	1,235,250
Franco-Nevada Corp.	151,494	18,985,271
Gold Fields, Ltd., Sponsored ADR	162,340	1,540,607
Harmony Gold Mining Co., Ltd., Sponsored ADR(a)(b)	373,548	1,628,669
IAMGOLD Corp.(a)	444,133	1,321,761
K92 Mining, Inc.(a)	265,505	1,341,575
Kinross Gold Corp.	1,423,632	9,481,817
Kirkland Lake Gold, Ltd.	282,602	9,543,749
New Gold, Inc.(a)	667,570	1,030,545
Newmont Corp.	552,072	33,273,380
Novagold Resources, Inc.(a)(b)	156,745	1,367,013
OceanaGold Corp.(a)	690,748	1,027,850
Osisko Gold Royalties, Ltd.(b)	126,699	1,395,332
Pretium Resources, Inc.(a)	854,341	8,864,969
Royal Gold, Inc.	81,104	8,728,413
Sandstorm Gold, Ltd.(a)	220,719	1,498,156
Seabridge Gold, Inc.(a)	77,380	1,250,567
SSR Mining, Inc.	582,562	8,330,261
Torex Gold Resources, Inc.(a)	733,281	9,260,101
Wesdome Gold Mines, Ltd.(a)	1,311,222	8,701,831
Wheaton Precious Metals Corp.	383,459	14,646,321
Yamana Gold, Inc.	1,963,520	8,530,930
Total Gold Mining		231,051,748

Precious Metals & Minerals Mining (0.34%)
Osisko Mining, Inc.(a)	335,128	784,019

Silver Mining (0.61%)
Hecla Mining Co.	248,722	1,415,228

TOTAL COMMON STOCKS
(Cost $211,027,212)		233,250,995

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.86%)
Money Market Fund (0.08%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $182,286)	0.03%	182,286	$182,286

Investments Purchased with Collateral from Securities Loaned (0.78%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%
(Cost $1,820,704)		1,820,704	1,820,704
TOTAL SHORT TERM INVESTMENTS
(Cost $2,002,990)			2,002,990

TOTAL INVESTMENTS (100.78%)
(Cost $213,030,202)			$235,253,985
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.78%)			(1,809,979)
NET ASSETS - 100.00%			$233,444,006

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. As of March 31, 2021 the total market value of securities on loan is $1,925,357. The loaned securities were secured with cash collateral of $1,820,704 and non-cash collateral with the value of $171,610. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

See Notes to Financial Statements.

Sprott Junior Gold Miners ETF
Schedule of Investments	March 31, 2021 (Unaudited)

Sprott Junior Gold Miners ETF

Schedule of Investments

As of March 31, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.02%)
Gold Mining (96.87%)
Argonaut Gold, Inc.(a)(b)	3,169,409	$5,800,621
Bellevue Gold, Ltd.(b)	6,096,078	3,611,613
Centamin PLC	2,951,622	4,231,891
Coeur Mining, Inc.(b)	701,684	6,336,207
De Grey Mining, Ltd.(b)	4,724,020	3,534,305
Dundee Precious Metals, Inc.	669,922	4,088,726
Gold Road Resources, Ltd.	2,119,481	1,770,836
Golden Star Resources, Ltd.(b)	511,181	1,507,984
Greatland Gold PLC(a)(b)	14,086,754	3,728,658
K92 Mining, Inc.(b)	795,000	4,017,068
Koza Altin Isletmeleri AS(b)	480,646	6,926,867
Lundin Gold, Inc.(b)	691,104	5,411,366
McEwen Mining, Inc.(a)(b)	2,060,155	2,142,561
New Gold, Inc.(a)(b)	1,103,057	1,702,817
Novo Resources Corp.(b)	868,487	2,038,702
OceanaGold Corp.(a)(b)	1,496,293	2,226,520
Perseus Mining, Ltd.(a)(b)	2,261,990	1,838,360
Petropavlovsk PLC(a)(b)	12,879,472	4,234,741
Premier Gold Mines, Ltd.(a)(b)	1,041,493	2,303,931
Ramelius Resources, Ltd.(a)	3,036,695	3,402,117
Regis Resources, Ltd.	695,448	1,531,859
Resolute Mining, Ltd.(a)(b)	10,160,081	3,395,517
Roxgold, Inc.(b)	1,569,330	1,935,594
Sabina Gold & Silver Corp.(b)	1,012,725	1,458,608
Seabridge Gold, Inc.(a)(b)	108,437	1,753,426
Silver Lake Resources, Ltd.(b)	3,118,973	3,541,676
SolGold PLC(a)(b)	3,955,788	1,205,218
St Barbara, Ltd.	2,376,755	3,547,342
Torex Gold Resources, Inc.(b)	304,228	3,841,886
Victoria Gold Corp.(b)	641,746	6,664,109
Wesdome Gold Mines, Ltd.(a)(b)	523,372	3,473,321
West African Resources, Ltd.(a)(b)	8,475,784	4,924,899
Westgold Resources, Ltd.(b)	1,135,706	1,720,937
Total Gold Mining		109,850,283

Precious Metals & Minerals Mining (1.48%)
Osisko Mining, Inc.(b)	716,504	1,676,233

Silver Mining (1.67%)
Hochschild Mining PLC	702,893	1,896,358

TOTAL COMMON STOCKS
(Cost $117,723,601)		113,422,874

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (6.99%)
Money Market Fund (0.08%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $92,751)	0.03%	92,751	$92,751

Investments Purchased with Collateral from Securities Loaned (6.91%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%
(Cost $7,839,107)		7,839,107	7,839,107
TOTAL SHORT TERM INVESTMENTS
(Cost $7,931,858)			7,931,858

TOTAL INVESTMENTS (107.01%)
(Cost $125,655,459)			$121,354,732
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.01%)			(7,948,823)
NET ASSETS - 100.00%			$113,405,909

(a)	Security, or a portion of the security position is currently on loan. As of March 31, 2021 the total market value of securities on loan is $8,588,422. The loaned securities were secured with cash collateral of $7,839,107 and non-cash collateral with the value of $1,375,390. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(b)	Non-income producing security.

See Notes to Financial Statements.

Sprott Funds Trust

Notes to Quarterly Schedules of Investments

March 31, 2021 (Unaudited)

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments at March 31, 2021:

Sprott Gold Miners ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$233,250,995	$–	$–	$233,250,995
Short Term Investments	2,002,990	–	–	2,002,990
Total	$235,253,985	$–	$–	$235,253,985

Sprott Junior Gold Miners ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$113,422,874	$–	$–	$113,422,874
Short Term Investments	7,931,858	–	–	7,931,858
Total	$121,354,732	$–	$–	$121,354,732

*	For a detailed sector or country breakdown, see the accompanying Schedule of Investments.

There were no transfers out of or into level 3 during the period ended March 31, 2021.